Income Taxes - Breakdown of Deductible Temporary Differences (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 40,242	¥ 35,997
Unused tax losses	57,990	32,985
Unused tax credits	48	157
Total	¥ 98,280	¥ 69,139